Trade payables (Tables)	12 Months Ended
Mar. 31, 2024
Trade payables [Abstract]
Schedule of Trade Payables

Trade payables consist of the following:

	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
Trade payables due to related parties	$3,036,901	$2,716,238
Trade payables – others	5,345,807	4,038,790
Employee related payables	47,446	47,752
	$8,430,154	$6,802,780